IFRS 7 Disclosure - Credit and Counterparty Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Credit assets exposure value	$ 238,400	$ 223,962
Outstanding credit exposures	860,000
Canada [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	445,000
United States [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	347,000
Other Jurisdications [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 68,000
Credit risk [member] | Residential real estate loan [member]
Disclosure of credit risk exposure [line items]
Loan to value ratio	80.00%